Consolidated Statement of Changes in Equity - RUB (₽) ₽ in Millions	Total	Common shares [member]	Preferred shares [member]	Treasury shares [member]	Additional paid-in capital [member]	Accumulated other comprehensive income (loss) [member]	Accumulated deficit [member]	Equity attributable to shareholders of Mechel PAO [member]	Non-controlling interest [member]
Beginning balance at Dec. 31, 2018	₽ (233,728)	₽ 4,163	₽ 833		₽ 24,378	₽ 1,771	₽ (274,647)	₽ (243,502)	₽ 9,774
Beginning balance, shares at Dec. 31, 2018		416,270,745	83,254,149
Profit	4,285						2,409	2,409	1,876
Other comprehensive income
Re-measurement of defined benefit plans	(867)					(848)		(848)	(19)
Exchange differences on translation of foreign operations	(1,771)					(1,771)		(1,771)
Total comprehensive income, net of tax	1,647					(2,619)	2,409	(210)	1,857
Sale of preferred shares kept as treasury shares by the Group shares			709,130
Sale of preferred shares kept as treasury shares by the Group value	63		₽ 7		56			63
Reacquired common shares value	(63)			₽ (63)				(63)
Reacquired common shares shares				(1,018,996)
Dividends declared to equity shareholders of Mechel PAO	(1,516)						(1,516)	(1,516)
Ending balance at Dec. 31, 2019	(233,597)	₽ 4,163	₽ 840	₽ (63)	24,434	(848)	(273,754)	(245,228)	11,631
Ending balance, shares at Dec. 31, 2019		416,270,745	83,963,279	(1,018,996)
Profit	1,456						808	808	648
Other comprehensive income
Re-measurement of equity instruments designated at fair value through OCI	53					53		53
Re-measurement of defined benefit plans	200					196		196	4
Exchange differences on translation of foreign operations	2,042					2,042		2,042
Total comprehensive income, net of tax	3,751					2,291	808	3,099	652
Transfer of actuarial gains (losses) due to disposal of discontinued operations						(52)	52
Reacquired common shares value	(844)			₽ (844)				(844)
Reacquired common shares shares				(10,475,623)
Dividends declared to equity shareholders of Mechel PAO	(292)						(292)	(292)
Sale and purchase of non-controlling interests	311				(1,024)			(1,024)	1,335
Ending balance at Dec. 31, 2020	(230,671)	₽ 4,163	₽ 840	₽ (907)	23,410	1,391	(273,186)	(244,289)	13,618
Ending balance, shares at Dec. 31, 2020		416,270,745	83,963,279	(11,494,619)
Profit	82,619						80,570	80,570	2,049
Other comprehensive income
Re-measurement of equity instruments designated at fair value through OCI	(27)					(27)		(27)
Re-measurement of defined benefit plans	1,070					1,053		1,053	17
Exchange differences on translation of foreign operations	(152)					(152)		(152)
Total comprehensive income, net of tax	83,510					874	80,570	81,444	2,066
Dividends declared to equity shareholders of Mechel PAO	(98)						(98)	(98)
Dividends declared to non-controlling interests	(19)								(19)
Ending balance at Dec. 31, 2021	₽ (147,278)	₽ 4,163	₽ 840	₽ (907)	₽ 23,410	₽ 2,265	₽ (192,714)	₽ (162,943)	₽ 15,665
Ending balance, shares at Dec. 31, 2021		416,270,745	83,963,279	(11,494,619)